Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity Transaction with Non-controlling Interests
31.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.	USIE

In July 2019, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 7,378 thousand ordinary shares at US$14.30 per share, and, as a result, the Group’s shareholdings in USIE increased from 95.42% to 98.72%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and the Group capital surplus decreased by NT$1,625,448 thousand in 2019. In July 2019, the board of directors of USIE resolved July 23, 2019 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.

In September 2020, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 10,308 thousand ordinary shares at US$19.47 per share, and, as a result, the Group’s shareholdings in USIE increased from 95% to 99.62%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and the Group decreased capital surplus and retained earnings by NT$780,533 thousand (US$27,797 thousand) and NT$2,760,175 thousand (US$98,297 thousand), respectively, in 2020. In September 2020, the board of directors of USIE resolved September 15, 2020 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.

b.	ASEN and SZ

In July 2019, ASE’s board of directors resolved to acquire 30% shareholdings of ASEN from Beijing Unis Capital Management Co., Ltd. at US$97,748 thousand by its subsidiary, J&R Holding. In addition, in July 2019, SPIL’s board of directors also resolved to acquire 30% shareholdings of SZ from Tibet Zixi Electronic Technology Co., Ltd. at US$162,870 thousand by its subsidiary, SPIL (Cayman) Holding Limited. The aforementioned transactions will result the Group’s shareholdings of ASEN and SZ both to increase from 70% to 100% and, therefore, both transactions will be accounted for as an equity transaction since the Group will not cease to have control over the subsidiaries.

The Group recognized a decrease in capital surplus by NT$2,650,950 thousand in 2019.

c.	USIPL

In May 2020, the board of directors of Universal Global Electronics Co., Ltd. resolved to acquire 40% shareholdings of USIPL from Chung Hong Electronics (Suzhou) Co., Ltd. at RMB24,500 thousand. The aforementioned transaction resulted the Group’s shareholdings in USIPL to increase from 60% to 100%, and such transactions were accounted for as an equity transaction since the transaction did not change the Group’s control over USIPL. The Group recognized a decrease in capital surplus by NT$13,502 thousand (US$481 thousand) in 2020.

d.	Others

In July 2018, UGTW’s board of directors approved to acquire the outstanding ordinary shares of USI at NT$18 per ordinary shares. In the first quarter of 2019, UGTW completed the acquisition and recognized an increase in capital surplus by NT$142 thousand.

USISH repurchased its own 13,037 thousand outstanding ordinary shares during year ended December 31, 2019 and, as a result, the Group’s shareholdings of USISH increased from 74.6% to 77.7%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and capital surplus was decreased by NT$334,719 thousand.

As disclosed in Note 29, ASE purchased ASEEE’s ordinary shares through its capital increase in May 2019 and then repurchased all of ASEEE’s ordinary shares held by TDK in July 2019. As a result, the Group eventually held 100% of ownership in ASEEE and capital surplus was decreased by NT$128,805 thousand.